Share-based Compensation - Restricted Share Unit Scheme of the Company (Details) - shares	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	May 03, 2019
2015 Share Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares initially reserved for issuance	660,000
Outstanding shares of RSU				660,000
Granted	660,000
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares initially reserved for issuance					1,115,466
Number of ordinary shares held for benefit		1,115,466
Outstanding shares of RSU		27,151	751,094
Granted		362,867
RSUs | Evolutions Infinity Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares held for benefit		150,363
RSUs | Onion Plus Groups Limited
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary shares held for benefit			965,103	965,103